FAIR VALUE MEASUREMENTS (Details) - Schedule of fair value measurement hierarchy of the company’s assets and liabilities - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020		Dec. 31, 2019	Aug. 31, 2017
Assets:
Investment – Cansativa				$ 376
Total Assets	$ 1,542	1,553		2,077
Liabilities:
Loans and borrowings	7,924	6,701		7,162
Warrant liability	23,912	19,061
Convertible notes	27,266	27,142		26,566
Total Liabilities	59,102	52,904	[1]	33,728
Level 1 [Member]
Assets:
Total Assets				319
Liabilities:
Loans and borrowings
Warrant liability
Convertible notes
Total Liabilities			[1]
Level 2 [Member]
Assets:
Total Assets				57
Liabilities:
Loans and borrowings	7,924	6,701		7,162
Warrant liability
Convertible notes	27,266	27,142		26,566
Total Liabilities	35,190	33,843	[1]	33,728
Level 3 [Member]
Assets:
Total Assets	1,542	1,553		1,701
Liabilities:
Loans and borrowings
Warrant liability	23,912	19,061
Convertible notes
Total Liabilities	23,912	19,061	[1]
Cansativa [Member]
Assets:
Investment – Cansativa	1,542	1,553			$ 923
Cansativa [Member] | Level 1 [Member]
Assets:
Investment – Cansativa
Cansativa [Member] | Level 2 [Member]
Assets:
Investment – Cansativa
Cansativa [Member] | Level 3 [Member]
Assets:
Investment – Cansativa	$ 1,542	$ 1,553

[1]	See Note 3. for information on the restatement adjustment as of December 31, 2020.